UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Cash Reserve® Fund	December 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Certificates of Deposit – 14.60%
Banco Estado Chile
0.36% 1/13/16	6,000,000	$6,000,000
Bank of Montreal Chicago
0.26% 1/6/16	4,000,000	3,999,948
0.512% 6/7/16 ●	2,500,000	2,498,798
BMO Harris Bank
0.33% 2/10/16	1,000,000	1,000,149
Royal Bank of Canada
0.571% 10/14/16 ●	3,500,000	3,497,753
Total Certificates of Deposit (cost $17,000,232)		16,996,648

Commercial Paper – 81.45%
Beverages – 8.58%
Coca-Cola 0.532% 6/8/16 ≠	2,500,000	2,494,422
Pepsico 0.15% 1/11/16 ≠	7,500,000	7,499,507
		9,993,929
Chemicals – 10.45%
Air Products & Chemicals
0.21% 1/4/16 ≠≥	5,000,000	4,999,848
0.45% 1/5/16 ≠	1,000,000	999,961
Koch Resources
0.33% 1/5/16 ≠	4,000,000	3,999,853
0.36% 1/19/16 ≠	2,165,000	2,164,610
		12,164,272
Colleges & Universities – 26.18%
Cornell University
0.15% 1/13/16 ≠	2,500,000	2,499,875
0.15% 1/20/16 ≠	1,000,000	999,910
Dartmouth College
0.15% 1/12/16 ≠	3,250,000	3,249,851
0.20% 1/12/16 ≠	4,500,000	4,499,725
Duke University
0.18% 2/16/16 ≠	1,778,000	1,777,176
0.19% 2/16/16 ≠	1,315,000	1,314,374
University of California
0.15% 1/8/16 ≠	3,000,000	2,999,940
0.17% 1/20/16 ≠	2,000,000	1,999,860
0.23% 1/11/16 ≠	2,000,000	1,999,920
University of Chicago 0.21% 2/18/16 ≠	3,000,000	2,999,250

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Schedule of investments
Delaware Cash Reserve® Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Paper (continued)
Colleges & Universities (continued)
Yale University
0.14% 1/7/16 ≠	3,500,000	$3,499,820
0.20% 2/18/16 ≠	2,650,000	2,649,293
		30,488,994
Consumer Staples – 2.09%
Kimberly-Clark 0.39% 1/28/16 ≠	2,440,000	2,439,286
		2,439,286
Diversified Financial Services - 5.99%
CPPIB Capital 0.26% 1/21/16 ≠	2,000,000	1,999,609
JPMorgan Securities 0.623% 7/22/16 ≠	5,000,000	4,980,649
		6,980,258
Energy – 2.15%
Exxon Mobil 0.17% 1/7/16 ≠	2,500,000	2,499,871
		2,499,871
Healthcare – 1.29%
Abbott Laboratories 0.38% 1/21/16 ≠	1,500,000	1,499,794
		1,499,794
Mortgage Bankers & Brokers – 20.43%
Abbey National Treasury Services 0.28% 1/4/16 ≠	5,900,000	5,899,862
BNP Paribas New York Branch 0.20% 1/4/16 ≠	5,370,000	5,369,912
DNB Bank 0.23% 1/22/16 ≠	4,020,000	4,019,461
National Australian Bank 0.25% 1/19/16 ≠	1,000,000	999,869
Toronto Dominion USA 0.30% 2/1/16 ≠	7,500,000	7,497,533
		23,786,637
Software – 4.29%
Microsoft 0.32% 1/20/16 ≠	5,000,000	4,999,361
		4,999,361
Total Commercial Paper (cost $94,855,238)		94,852,402

Corporate Bonds – 6.50%
State Street Bank & Trust 5.30% 1/15/16	1,350,000	1,352,445
Toyota Motor Credit 0.80% 5/17/16	2,250,000	2,252,877
Wells Fargo 3.676% 6/15/16 ϕ	2,917,000	2,953,655
JPMorgan Chase 3.15% 7/5/16	1,000,000	1,010,412
Total Corporate Bonds (cost $7,573,543)		7,569,389

Total Value of Securities – 102.55%
(cost $119,429,013)Δ		119,418,439

Liabilities Net of Receivables and Other Assets – (2.55%)		(2,964,253)
Net Assets Applicable to 116,465,051 Shares Outstanding – 100.00%		$116,454,186

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(Unaudited)

Δ	Also the cost for federal income tax purposes.
≠	The rate shown is the effective yield at the time of purchase.
≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At Dec. 31, 2015, the aggregate value of these securities was $4,999,848, which represented 4.29% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Dec. 31, 2015. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule.
Stated rate in effect at Dec. 31, 2015.

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Notes
Delaware Cash Reserve® Fund	December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Cash Reserve - Delaware Cash Reserve Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Securities	Level 2
Certificates of Deposit	$16,996,648
Commercial Paper	94,852,402
Corporate Debt	7,569,389
Total Value of Securities	$119,418,439

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relations to net assets. At Dec. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Effective January 5, 2016, the Fund was converted from a money-market fund to an ultrashort fund, and changed its name to the Delaware Investments Ultrashort Fund.

Management has determined that no other material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: